Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2017
Interests In Associates And Joint Ventures [Line Items]
Disclosure of interests in associates and joint ventures [text block]

Note 28 Interests in subsidiaries and other entities

b) Interests in associates and joint ventures

As of 31 December 2017 and 2016, no associate or joint venture was individually material to the Group. In addition, there were no significant restrictions on the ability of associates or joint ventures to transfer funds to UBS Group AG or its subsidiaries in the form of cash dividends or to repay loans or advances made. There were no quoted market prices for any associates or joint ventures of the Group.

Investments in associates and joint ventures
CHF million	31.12.17	31.12.16
Carrying amount at the beginning of the year	963	954
Additions	3	3
Disposals	0	(2)
Share of comprehensive income	98	82
of which: share of net profit[1]	75	106
of which: share of other comprehensive income[2]	23	(24)
Dividends received	(51)	(50)
Impairment	(7)	0
Foreign currency translation	12	(23)
Carrying amount at the end of the year	1,018	963
of which: associates	989	934
of which: UBS Securities Co. Limited, Beijing[3]	401	392
of which: SIX Group AG, Zurich[4]	464	426
of which: other associates	124	116
of which: joint ventures	29	29
1 For 2017, consists of CHF 60 million from associates and CHF 15 million from joint ventures. For 2016, consists of CHF 94 million from associates and CHF 12 million from joint ventures. 2 For 2017, consists of CHF 24 million from associates and negative CHF 1 million from joint ventures. For 2016, consists of negative CHF 25 million from associates and CHF 0 million from joint ventures. 3 UBS AG’s equity interest amounts to 24.99%. 4 UBS AG’s equity interest amounts to 17.31%. UBS AG is represented on the Board of Directors.

UBS AG
Interests In Associates And Joint Ventures [Line Items]
Disclosure of interests in associates and joint ventures [text block]

Note 28 Interests in subsidiaries and other entities

b) Interests in associates and joint ventures

As of 31 December 2017 and 2016, no associate or joint venture was individually material to UBS AG. In addition, there were no significant restrictions on the ability of associates or joint ventures to transfer funds to UBS AG or its subsidiaries in the form of cash dividends or to repay loans or advances made. There were no quoted market prices for any associates or joint ventures of UBS AG.

Investments in associates and joint ventures
CHF million	31.12.17	31.12.16
Carrying amount at the beginning of the year	963	954
Additions	3	3
Disposals	0	(2)
Share of comprehensive income	98	82
of which: share of net profit[1]	75	106
of which: share of other comprehensive income[2]	23	(24)
Dividends received	(51)	(50)
Impairment	(7)	0
Foreign currency translation	12	(23)
Carrying amount at the end of the year	1,018	963
of which: associates	989	934
of which: UBS Securities Co. Limited, Beijing[3]	401	392
of which: SIX Group AG, Zurich[4]	464	426
of which: other associates	124	116
of which: joint ventures	29	29
1 For 2017, consists of CHF 60 million from associates and CHF 15 million from joint ventures. For 2016, consists of CHF 94 million from associates and CHF 12 million from joint ventures. 2 For 2017, consists of CHF 24 million from associates and negative CHF 1 million from joint ventures. For 2016, consists of negative CHF 25 million from associates and CHF 0 million from joint ventures. 3 UBS AG's equity interest amounts to 24.99%. 4 UBS AG's equity interest amounts to 17.31%. UBS AG is represented on the Board of Directors.